FAIR VALUE MEASUREMENTS - Assets and liabilities measured on recurring basis (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity	$ 0
Cash and Investments held in Trust Account	230,152,372	$ 230,091,362
Warrant Liability	11,055,764	25,489,000
Level 1
Assets:
Amortized Cost		230,091,280
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Gross Holding Gains		7,515
Fair Value		230,098,795
Cash and Investments held in Trust Account	230,152,372
Level 1 | Public Warrant
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value		15,985,000
Warrant Liability	6,900,000	15,985,000
Level 3 | Public Warrant
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value		9,504,000
Level 3 | Private Placement Warrants
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Warrant Liability	$ 4,155,764	$ 9,504,000